OPERATING INCOME	12 Months Ended
Dec. 31, 2020
OPERATING INCOME
OPERATING INCOME

NOTE 25. OPERATING INCOME

25.1. Interest and valuation on financial instruments

The following table sets forth the detail of interest and valuation on financial asset instruments for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
In millions of COP
Interest on debt instruments using the effective interest method	308,453	160,200	129,017
Interest and valuation on financial instruments
Debt investments	533,506	881,985	472,357
Derivatives	(337,796)	(182,769)	(22,575)
Spot transactions	20,173	483	(13,734)
Repos	(1,025)	(175,259)	(51,438)
Total valuation on financial instruments	214,858	524,440	384,610
Total Interest and valuation on financial instruments	523,311	684,640	513,627

25.2.       Interest expenses

The following table sets forth the detail of interest on financial liability instruments for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
In millions of COP
Deposits	(4,084,192)	(4,164,798)	(3,852,061)
Debt instruments in issue	(1,053,989)	(1,164,808)	(1,139,456)
Borrowing costs(1)	(527,825)	(627,058)	(583,321)
Interest right of use assets(2)	(118,600)	(121,946)	-
Preferred shares	(57,701)	(57,908)	(58,714)
Borrowings from other financial institutions	(5,838)	(21,663)	(18,134)
Other interest	(14,863)	(21,613)	(18,530)
Interest expenses	(5,863,008)	(6,179,794)	(5,670,216)
(1)	Includes the expense recognized for borrowing costs of the subsidiaries sold during 2019 for COP 1,224.
(2)	For more information refer to Note 7 Leases.

Net interest income includes interest earned on loans, "reverse repos" and investments less interest expense of deposits by customers, debt securities in issued, borrowing from other financial institutions and ‘repos’. At December 31, 2020, 2019 and 2018, net interest income amounted to COP 11,189,305, COP 11,416,636 and COP 10,541,522, respectively.

25.3.        Fees and commissions

The Bank has elected to present the income from contracts with customers as an element in a line named “Fees and commissions income” in the consolidated statement of income separated from the other income sources.

The information contained in this section about the fees and commission’s income presents information on the nature, amount, timing and uncertainty of the income from ordinary activities which arise from a contract with a customer under the regulatory framework of IFRS 15 Revenue from Ordinary activities from Contracts with Customers.

In the following table, the description of the principle activities through which the Bank generates revenue from contracts with customers is presented:

Fees and Commissions	Description
Banking services

Banking Services are related to commissions from the use of digital physical channels or once the customer makes a transaction. The performance obligation is fulfilled once the payment is delivered to its beneficiary and the proof of receipt of the payment is sent, in that moment, the collection of the commission charged to the customer is generated, which is a fixed amount. The commitment is satisfied during the entire validity of the contract with the customer. The Bank acts as principal.

Credit and debit card fees

In debit card product contracts, it is identified that the price assigned to the services promised by the Bank to the customers is fixed. Given that no financing component exists, it is established on the basis of the national and international interbank rate. Additionally, the product charges to the customers commissions for handling fees, at a determined time and with a fixed rate.

For Credit Cards, the commissions are the handling fees and depend on the card franchise. The commitment is satisfied in so far that the customer has capacity available on the card.

Other revenue received by the (issuer) credit card product, is advance commission; this revenue is the charge generated each time the customer makes a national or international advance, at owned or non-owned ATMs, or through a physical branch. The exchange bank fee is a revenue for the Issuing Bank of the credit card for the services provided to the business for the transaction effected at the point of sale. The commission is accrued and collected immediately at the establishment and has a fixed amount.

In the credit cards product there is a customer loyalty program, in which points are awarded for each transaction made by the customer in a retail establishment. The program is administrated by a third party who assumes the inventory and claims risks, for which it acts as agent. The Bank, recognized it as a lower value of the revenue from the exchange bank fee.

The rights and obligations of each party in respect of the goods and services for transfer are clearly identified, the payment terms are explicit, and it is probable, that is it takes into consideration the capacity of the customer and the intention of having to pay the consideration at termination to those entitled to change the transferred goods or services. The revenue is recognized at a point in time: the Bank satisfies the performance obligation when the “control” of the goods or services was transferred to the customers.

Deposits

Deposits are related to the services generated from the offices network of the Bank once a customer makes a transaction. The Bank generally commits to maintain active channels for the products that the customer has with the Bank, with the purpose of making payments and transfers, sending statements and making transactions in general. The commissions are deducted from the deposit account, and they are incurred at a point in time. The Bank acts as principal.

Electronic services and ATMs

Revenue received from electronic services and ATMs arises through the provision of services so that the customers may make required transactions, and which are enabled by the Bank. These include online and real-time payments by the customers of the Bank holding a checking or savings accounts, with a debit or credit card for the products and services that the customer offers. Each transaction has a single price, for a single service. The provision of collection services or other different services provided by the Bank, through electronic equipment, generates consideration chargeable to the customer established contractually by the Bank as a fee. The Bank acts as principal and the revenue is recognized at a point in time.

Brokerage

Brokerage is a group of services for the negotiation and administration of operations for purchasing fixed revenue securities, equities and operations with derivatives in its own name, but on the account of others. The performance obligations are fulfilled at a point in time when the commission agent in making its best effort can execute the business entrusted by the customer in the best conditions. The performance obligations are considered satisfied once the service stipulated in the contract is fulfilled, as consideration fixed, or variable payments are agreed, depending on the service. The Bank acts generally as principle and in some special cases as agent.

Remittance

Revenue for remittance is received as consideration for the commitment established by the Bank to pay remittances sent by the remitting companies to the beneficiaries of the same. The commitment is satisfied at a point in time to the extent that the remittance is paid to the beneficiary.

The price is fixed, but may vary in accordance to the transferred amount, due to the operation being dependent on the volume of operations generated and the transaction type. There is no component of financing, nor the right to receive consideration dependent on the occurrence or not of a future event.

Acceptances, Guarantees and Standby Letters of Credit

Banking Service from acceptances, guarantees and standby letters of credit which are not part of the portfolio of the Bank. There exist different performance obligations; the satisfaction of performance obligations occurs when the service is given to the customer. The consideration in these types of contracts may include fixed amounts, variable amounts, or both, and  the Bank acts as principal. The revenue is recognized at a point in time.

Trust

Revenue related to Trust are received from the administration of the customer resources in the business of investment trusts, property trusts, management trusts, guarantee trusts, for the resources of the general social security system, Collective portfolios and Private Equity Funds (PEF). The commitments are established in contracts independently and in an explicit manner, and the services provided by the Bank are not inter-related between the contracts. The performance obligation corresponds to performing the best management in terms of the services to be provided in relation to trust characteristics, thus fixed and variable prices are established depending on the complexity of the business, similarly, revenues are recognized throughout or at a determined time. In all the established businesses it acts as principal.

Securities brokerage

Valores Bancolombia makes available its commercial strength for the deposit, reinvestment of resources through financial instruments to the issuing company. It receives a payment for deposits made. The commitment of the contract is satisfied to the extent that the resources requested by the issuer are obtained through the distribution desks of Valores Bancolombia. The collection is made monthly. It is established that Valores Bancolombia may undertake collection of these commissions at the end of the month through a collection account charged to the issuer, acting as principal.

Bancassurance

The Bank receives a commission for collecting insurance premiums at a determined time and for permitting the use of its network to sell the insurances of different insurance companies over a period of time. The Bank in these bancassurance contracts acts as agent (intermediary between the customer and the insurance company), since it is the insurance company which assumes the risks, and which handles the complaints and claims of the customers inherent in each insurance. Therefore, the insurance company acts as principal before the customer. The prices agreed in bancassurance are defined as a percentage on the value of the policy premiums. The payment shall be tied to the premiums collected, sold or taken for the case of employees’ insurance. The aforementioned then means that the price is variable, since, the revenue will depend on the quantity of policies or calculations made by the insurance companies.

Collections

The Bank acting as principal, commits to collect outstanding invoices receivable by the collecting customers through the different channels offered by the bank, send the information of the collections made and credit the money to the savings or checking account defined by the collecting customer. The commitment is satisfied at a point in time to the extent that the money is collected by the different channels, the information of the said collections is delivered appropriately, and the resources are credited in real-time to the account agreed with the customer. For the service, the Bank receives a fixed payment, which is received for each transaction once the contract is in effect.

Services

These are the maintenance services performed on the fleet owned by the customers, these services are performed on demand, and the value of the service cost is invoiced plus an intermediation margin. The collection is made by the amount of expense invoiced by the provider plus an intermediation percentage, which ranges between 0% and 4% depending on the customer.

The contract is written, is based on a framework contract which is held between the customers which contains the general terms of negotiation and the payment terms are generally 30 days after generating the invoice. The revenue is recognized when the service is provided. There is no financing nor sanctions for early cancellations.

In logistic operation services the contract is written, with a defined duration, and details the rights and obligations of the parties. In general terms, the Bank commits to provide to customers merchandise transport services, which includes the driver, fuel, maintenance, tolls and other elements required to carry out the routes requested by the customer. Once the trip is finished, the price is variable and is determined by the average cost per route, which is updated at the start of the year. At the end of the month an adjustment is made to this price, with the actual costs incurred in the operation, such as the fuel, tolls, handling, maintenance, administrative expenses, among others.

To view the details of the balance, refer to line ‘Services’ in Note 25.4 Other operational Income.

Gains on sale of assets

These are the revenue from the sale of assets, where the sale value is higher than the book value recorded in the accounts, the difference representing the gains. The recognition of the revenue is at a point in time once the sale is realized. The Bank acts as principal in this type of transactions and the transaction price is determined by the market value of the asset being sold.

To view the details of the balance, refer to line ‘Gain on sale of assets’ in Note 25.4 Other operational Income.

Investment Banking

Investment Banking offers to customer’s financial advisory services in the structuring of businesses in accordance to the needs of each one of them. The advisory services consist in realizing a financial structuring of a credit or bond in which the Investment Bank offers the elements so that the company decides the best option for structuring the instrument. In the financial advisory contract, a best efforts clause is included.

The promises given to the customers are established in the contracts independently and explicitly. The services provided by the Invesment Bank are not interrelated between the contracts, correspond to the independent advice agreed and do not include additional services in the commission agreed with the customer. The advisory services offered in each one of the contracts are identifiable separately from the other performance commitments that the Investment Bank may have with the customers. The Investment Bank does not have a standard contract for the provision of advisory services, given than each contract is tailored to the customer’s needs.

The transaction price is defined at the start of the contract and is assigned to each service provided independently. The price contains a fixed and a variable portion which is provided in the contracts. The variation depends on the placement amount for the case of a financial structuring contract and coordination of the issuance and conditions of the same. In these operations Banca de Inversion Bancolombia provides advice to the customers and the price shall depend at times on the success and amount of the operation. In the contracts subject to evaluation there are no incremental costs associated with the satisfaction of the commitments of the Bank with the customers provided for.

In the contracts signed with the customers, a penalty clause is established in case of a customer withdrawing from continuing with the provision of the services established in the commercial offer. The penalty shall be recognized in the financial statements once the Investment Bank is notified on the withdrawal under the concept of charges for early termination of the contract.

The Bank presents the information on revenue from contracts with customers in accordance with its operating segments defined earlier in Note 3 Operating Segments for each of the principal services offered.

The following table shows the balances categorized by nature and by segment of revenue from ordinary activities from contracts with customers as at December 31, 2020, 2019 and 2018:

As of December 31, 2020

											Adjustments
	Banking	Banking	Banking El	Banking		Investment		International	All Other	Total before	for	Total after
	Colombia	Panama	Salvador	Guatemala	Trust	Banking	Brokerage	Banking	Segments	eliminations	consolidation	eliminations
											purposes(1)
Revenue from contracts with customers	In millions of COP
Fees and Commissions
Banking services	329,281	77,727	105,821	49,782	-	-	-	20,234	-	582,845	-	582,845
Credit and debit card fees and commercial estabilshments	1,484,085	147,448	126,857	85,643	-	-	-	1,834	-	1,845,867	-	1,845,867
Brokerage	-	10,047	-	9	-	-	18,308	-	-	28,364	-	28,364
Acceptances, Guarantees and Standby Letters of Credit	38,864	13,976	5,112	2,713	-	-	-	1,109	-	61,774	-	61,774
Trust	844	18,089	1,868	788	349,127	-	81,373	46	2,115	454,250	-	454,250
Securities brokerage	-	789	1,723	-	-	37,354	12,170	-	-	52,036	-	52,036
Bancassurance	685,783	42,697	139	-	8	3	12	-	-	728,642	-	728,642
Payment and collections	595,222	-	-	-	-	-	-	-	-	595,222	-	595,222
Others	157,303	-	48,272	37,333	15	90	765	5,673	(38)	249,413	-	249,413
Total revenue from contracts with customers(1)	3,291,382	310,773	289,792	176,268	349,150	37,447	112,628	28,896	2,077	4,598,413	-	4,598,413
(1)	For further information about composition of Bank’ segments see Note 3 Operating segments.

During 2020, payment and collection and Banking services were the principal commissions affected by the COVID-19 pandemic.

As of December 31, 2019

											Adjustments
	Banking	Banking	Banking El	Banking		Investment		International	All Other	Total before	for	Total after
	Colombia	Panama	Salvador	Guatemala	Trust	Banking	Brokerage	Banking	Segments	eliminations	consolidation	eliminations
											purposes(1)
Revenue from contracts with customers	In millions of COP
Fees and Commissions
Banking services	422,943	77,976	99,222	52,627	-	-	-	15,683	-	668,451	-	668,451
Credit and debit card fees and commercial estabilshments	1,421,039	200,372	117,541	78,764	-	-	-	4,230	-	1,821,946	-	1,821,946
Brokerage	-	7,893	-	24	-	-	18,617	-	-	26,534	-	26,534
Acceptances, Guarantees and Standby Letters of Credit	32,829	14,369	5,541	2,440	-	-	-	844	-	56,023	-	56,023
Trust	-	13,033	1,713	572	349,402	-	80,534	41	509	445,804	-	445,804
Securities brokerage	-	391	1,496	-	-	30,142	6,961	-	-	38,990	-	38,990
Bancassurance	607,758	35,014	160	-	36	7	51	-	-	643,026	-	643,026
Payment and collections	623,758	-	-	-	-	-	-	-	-	623,758	-	623,758
Others	161,420	1,007	42,636	36,427	-	680	7,201	5,002	79	254,452	(12)	254,440
Total revenue from contracts with customers(1)	3,269,747	350,055	268,309	170,854	349,438	30,829	113,364	25,800	588	4,578,984	(12)	4,578,972
(1)	For further information about composition of Bank’ segments see Note 3 Operating segments.

As of December 31, 2018

											Adjustments
	Banking	Banking	Banking El	Banking		Investment		International	All Other	Total before	for	Total after
	Colombia	Panama	Salvador	Guatemala	Trust	Banking	Brokerage	Banking	Segments	eliminations	consolidation	eliminations
											purposes
Revenue from contracts with customers	In millions of COP
Fees and Commissions
Banking services	370,671	66,569	85,615	39,610	-	-	-	12,783	-	575,248	-	575,248
Credit and debit card fees and commercial estabilshments	1,258,047	185,466	97,163	66,731	-	-	-	3,707	-	1,611,114	-	1,611,114
Brokerage	-	7,033	-	29	-	-	20,012	-	-	27,074	-	27,074
Acceptances, Guarantees and Standby Letters of Credit	33,313	15,352	4,749	3,055	-	-	-	897	-	57,366	-	57,366
Trust	-	8,184	1,411	645	313,886	-	81,502	37	104	405,769	-	405,769
Securities brokerage	-	1,200	1,212	-	-	20,262	9,530	-	-	32,204	-	32,204
Bancassurance	495,232	28,466	112	-	-	-	-	-	-	523,810	-	523,810
Payment and collections	559,139	-	-	4,084	-	-	-	-	-	563,223	-	563,223
Others	124,900	492	36,852	27,099	22	9	2,926	3,416	2,884	198,600	(149)	198,451
Total revenue from contracts with customers(1)	2,841,302	312,762	227,114	141,253	313,908	20,271	113,970	20,840	2,988	3,994,408	(149)	3,994,259
(1)	For further information about composition of Bank’ segments see Note 3 Operating segments.

For the determination of the transaction price, the Bank assigns to each one of the services the amount which represents the value expected to be received as consideration for each independent commitment, which is based on the relative price of independent sale. The price that the Bank determines for each performance obligation is done by defining the cost of each service, related tax and associated risks to the operation and inherent to the transaction plus the margin expected to be received in each one of the services, taking as references the market prices and conditions, as well as the segmentation of the customer.

In the transactions evaluated in the contracts, changes in the price of the transaction are not identified.

Contract Assets

The Bank receives payments from customers based on the provision of the service, in accordance to that established in the contracts. When the Bank incurs costs for providing the service prior to the invoicing, and if these are directly related with a contract, they improve the resources of the entity and are expected to recuperate, these costs correspond to a contract asset. Currently, the Group does not have assets related to contracts with customers.

As a practical expedient, the Bank recognizes the incremental costs of obtaining a contract as an expense when the amortisation period of the asset is one year or less.

Contract Liabilities

The contract liabilities constitute the obligation of the Bank to transfer the services to a customer, for which the Group has received a payment on the part of the final customer or if the amount is due before the execution of the contract. They also include deferred income related to services that shall be delivered or provided in the future, which will be invoiced to the customer in advance, but which are still not due.

The contract liabilities increased COP 3,208 in 2020. The changes in contract liabilities are due to performance circumscribed in the contract.

The following table shows the detail of accounts receivable, and contract liabilities balances as at December 31, 2020, 2019 and 2018:

	2020	2019	2018
	In millions of COP
Accounts receivable from contracts with customers, net(1)	177,991	203,198	86,759
Contract liabilities	64,071	60,791	75,845
(1)

Allowances for receivables from customers are COP 36,061, COP 9,769 and COP 11,975 for the year 2020, 2019 and 2018 respectively. The increase in this impairment corresponds to the growth of accounts receivable for credit card fees, due to the additional extensions granted to customers, according to External Circulars 007, 009, 014 and 022 of 2020 of the SFC.

Fees and Commissions Expenses

Fees and Commissions Expenses	2020	2019	2018
	In millions of COP
Banking services	(513,122)	(630,583)	(542,628)
Call center and web page	(558,038)	(423,630)	(309,403)
Others	(490,425)	(499,026)	(361,025)
Expenses for commissions	(1,561,585)	(1,553,239)	(1,213,056)

During 2020, the fees and commissions expenses were affected by the COVID-19 pandemic.

25.4.        Other operating income

The following table sets forth the detail of other operating income net for the years ended December 31, 2020, 2019 and 2018:

Other operating income	2020	2019	2018
	In millions of COP
Leases(1)	711,575	682,525	624,062
Net foreign exchange and Derivatives Foreign exchange contracts(2)	599,396	219,835	61,391
Services	143,145	170,494	170,459
Other reversals	70,352	49,079	47,657
Gains on sale of assets	65,932	93,548	75,976
Insurance(3)	59,514	60,452	54,679
Penalties for failure to contracts	8,207	28,554	16,302
Investment property valuation(4)	(3,501)	93,197	77,350
Hedging	(3,746)	663	14,158
Others	193,698	136,900	109,533
Total Other operating income	1,844,572	1,535,247	1,251,567
(1)

Corresponds to operating leases (see Note 7.1 lessor), property leases (see Note 11. Investment properties) and other assets leases for COP 8,632, COP 34,951, COP 22,768 for the years ended December 31, 2020, 2019 and 2018 respectively.

(2)	Corresponds to the management of assets and liabilities in foreign currency.
(3)	Corresponds to income from Seguros Agromercantil Guatemala insurance operations.
(4)	At the end of 2020 there was a devaluation of investment properties, as a result of the conditions of each property and the effect of the COVID-19 pandemic. See Note 11. Investment properties.

25.5. Dividends and net income on equity investments

The following table sets forth the detail of dividends received, and share of profits of equity method investees for the years ended December 31, 2020, 2019 and 2018:

Dividends and net income on equity investments	2020	2019	2018
	In millions of COP
Equity method(1)	136,596	249,231	187,814
Impairment of investments in associates(2)	(4,399)	-	-
Dividends(3)	14,217	84,183	67,582
Equity investments(4)	(27,795)	71,207	86,399
Gains on sale of investments is subsidiarys and associates(5)	-	77,916	-
Others(6)	4,706	(101,938)	(47,765)
Total dividends received, and share of profits of equity method investees	123,325	380,599	294,030
(1)

Corresponds to income from equity method of investments in associates as of December 31, 2020 and 2019 for COP 123,676 and COP 246,153, respectively, and joint ventures for COP 13,019 and COP 3,078, respectively. For further information, see Note 8 investments in associates and joint ventures.

(2)	In December, 2020, the Bank recognized impairment on Internacional Ejecutiva de Aviación S.A.S for COP (4,399), see Note 8 Investments in associates and joint ventures
(3)

Dividends received from equity investments at fair value through profit or loss as of December 31, 2020, 2019 and 2018 amount COP 650, COP 73,685 and COP 54,477, respectively. Dividends from equity investments at fair value through OCI amount COP 13,567, COP 10,498 and COP 13,105, respectively. As of December 31, 2020, 2019 and 2018, the amount includes dividends of investments derecognised for COP 490, COP 4,100 and COP 950, respectively.

(4)	During 2020, the losses in the investment portfolios of the Bank are due to the negative macroeconomic impacts generated by the global COVID-19 pandemic.
(5)

As of December 31, 2019, Corresponds to gains on sale of investments in associates Concesiones CCFC, Avefarma S.A.S, Glassfarma Tech S.A.S and Panamerican Pharmaceutical Holding Inc. for COP 33,253, the winding up of joint venture Servicios de Aceptación S.A.S for COP 8,927 and the sale of subsidiaries Arrendamiento Operativo CIB and Fiduperú S.A, for COP 35,736. During 2020, no sales were made.

(6)

Corresponds to the  valuation of the financial liability that the Bank had with BAM Financial Corporation (BFC), due to its obligation to pay cash in future to purchase the non-controlling shares of Grupo Agromercantil Holding  pursuant to an outstanding put option expiring in 2024. In February 2020, BFC notified its decision to exercise the contractual put option for the sale of the GAH common stock held, and in September, 2020, the Bank purchased 40% of the common stock of GAH from BFC, after obtaining the neccesary regulatory approvals.  For further information see Note 17 Borrowings from other financial institutions.